Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

May 26, 2010

Re: Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Registration Statement Nos. 333-143195 and 811-05716

Enclosed for filing, please find Post-Effective Amendment No. 17 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). The purpose of this filing is to add the Maximum Anniversary Death Benefit.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.

Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrants recognize that they are responsible for the adequacy and accuracy of disclosures in their respective Registration Statements. The staff's review and changes to the Registration Statements based on staff comments do not bar the Commission from taking future action with respect to the filings. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Allianz Life of New York filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrants may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg